Revenue Recognition - Summary of Contract and Other Deferred Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract and Other Deferred Assets [Abstract]
Contract assets	$ 593	$ 584	$ 433
Other deferred assets	390	405	369
Contract and other deferred assets	983	989	802
Non-current contract assets	38	37	19
Non-current other deferred assets	81	82	77
Total contract and other deferred assets	$ 1,102	$ 1,108	$ 898